EQUITY (CAPITAL DEFICIENCY) (Information about Warrants and Share Options) (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Employee Share Options and Warrants [Member]
Number of warrants and options
Outstanding - beginning of year	8,071,024		3,502,097		2,057,430	2,447,166
Granted	1,335,000	[1]	6,292,416	[1]	1,785,543	227,251
Forfeited	(121,684)		(723,489)		(340,876)	(158,264)
Exercised			(1,000,000)			(458,723)
Outstanding -end of year	9,284,331		8,071,024		3,502,097	2,057,430
Exercisable at the end of the year	3,616,433		2,868,463		2,204,536	1,034,129
Weighted average exercise price
Outstanding - beginning of year	$ 1.4		$ 0.69		$ 0.65	$ 0.53
Granted	$ 0.89		$ 1.92		$ 0.62	$ 0.79
Forfeited	$ 1.59		$ 1.68		$ 0.65	$ 0.85
Exercised			$ 1.5
Outstanding -end of year	$ 1.32		$ 1.4		$ 0.69	$ 0.65
Exercisable at the end of the year	$ 0.88		$ 0.71		$ 0.74	$ 0.3
Employee Share Options and Warrants [Member] | Performance Shares [Member]
Number of warrants and options
Granted	40,000		1,450,000
Nonemployee Share Options and Warrants [Member]
Number of warrants and options
Outstanding - beginning of year	8,402,024		4,697,606		3,739,908	3,382,142
Granted	531,446	[2]	3,963,322	[2]	1,079,440	357,766
Forfeited	(437,706)		(258,904)		(121,742)
Exercised
Outstanding -end of year	8,495,764		8,402,024		4,697,606	3,739,908
Exercisable at the end of the year	8,226,841		8,199,858		4,635,583	3,439,944
Weighted average exercise price
Outstanding - beginning of year	$ 0.98		$ 0.39		$ 0.2	$ 0.1
Granted	$ 1.24		$ 1.48		$ 1.21	$ 1.07
Forfeited	$ 0.59		$ 0.62
Exercised
Outstanding -end of year	$ 0.95		$ 0.98		$ 0.39	$ 0.2
Exercisable at the end of the year	$ 0.94		$ 0.96		$ 0.4	$ 0.12
Nonemployee Share Options and Warrants [Member] | Performance Shares [Member]
Number of warrants and options
Granted	77,915		97,394

[1]	Including 40,000 and 1,450,000 options with performance conditions in the period ended June 30, 2012 and the year ended December 31, 2011, respectively. See Note 2m.
[2]	Including 77,915 and 97,394 options with performance in the period ended June 30, 2012 and the year ended December 31, 2011, respectively. See Note 2m.